Long -Term Debt - Estimated Maturities of Financing (Detail) $ in Thousands	Dec. 30, 2014 USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
2015	$ 374
2016	395
2017	404
2018	306
2019	245
Thereafter	754
Amount	$ 2,478